Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Taxes on unrealized appreciation (depreciation) on available-for-sale securities	$ 1,219,994	$ (1,901,395)
Taxes on reclassification adjustment for realized gains included in net income	$ 138,976	$ 305,286